Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2019 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 181,856			₨ 148,249				$ 2,397
Total non-current assets		110,971			117,242				1,463
Total assets		292,827			265,491				3,860
Equity		190,527			173,062		₨ 154,988		2,511	₨ 140,197
Total current liabilities		94,015			83,391				1,239
Total equity and liabilities		292,827			265,491				3,860
Revenues		214,391	[1]	$ 2,826	189,722	[1]	174,600	[1]
Profit for the year		23,568		311	17,238		19,498
Company's share of profits for the year		703		$ 9	480		₨ 561
Carrying value of the Company's investment		₨ 4,318			₨ 3,375				$ 57
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Total current assets		₨ 7,569			₨ 8,778		₨ 6,925
Total non-current assets		2,460			892		732
Total assets		10,029			9,670		7,657
Equity		7,944			6,088		4,931
Total current liabilities		2,085			3,582		2,726
Total equity and liabilities		10,029			9,670		7,657
Revenues		9,867			9,017		7,679
Expenses		8,480			8,117		6,554
Profit for the year		1,387			900		1,125
Company's share of profits for the year		712			461		577
Carrying value of the Company's investment	[2]	4,259			3,307		2,714
Translation adjustment arising out of translation of foreign currency balances		₨ 678			₨ 438		₨ 306

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.